Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Long Term Debt [Table Text Block]
The terms of the line of credit agreements do not restrict the Company’s operation and use of the assets.

	(in thousands)
	September 30, 2015	December 31, 2014
Obligations under borrowing arrangements	$116,764	$94,198
Less: Current portion of long-term debt and other current borrowings	(67,651)	(54,925)
Long-term debt	$49,113	$39,273

Long-term debt is comprised of the following:

	December 31, 2014	December 31, 2013
Obligations under borrowing arrangements	$94,198	$77,817
Less: Current portion of long-term debt and other current borrowings	54,925	29,720
Long-term debt	$39,273	$48,097

Schedule of Maturities of Long-term Debt [Table Text Block]
Maturities of long term debt and other current borrowings are as follows as of September 30, 2015:

12 months ending September 30,
2016	$67,651
2017	16,114
2018	10,148
2019	10,055
Thereafter	12,796
Total	$116,764

Maturities of long term debt and other current borrowings are as follows as of December 31, 2014:

Year Ending December 31,
2015	$51,101
2016	11,690
2017	6,538
2018	3,815
2019	2,170
Thereafter	3,379
Total	$78,693

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Proceeds from debt and repayments of debt for the nine months ended September 30, 2015 and 2014 are as follows:

	(in thousands)
	2015	2014
Proceeds from debt	$79,608	$88,370
Repayments of debt	$72,461	$62,013

The future minimum lease payments under all capital leases at December 31, 2014 are as follows:

Year Ending December 31,
2015	$3,824
2016	3,621
2017	2,412
2018	1,141
2019	1,366
Thereafter	3,141
Total	$15,505

Schedule of Debt [Table Text Block]
Proceeds from debt and repayments of debt for the nine months ended September 30, 2015 and 2014 are as follows:

	(in thousands)
	2015	2014
Proceeds from debt	$79,608	$88,370
Repayments of debt	$72,461	$62,013